5. Lines of Credit (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Lines of credit		$ 75,000	$ 76,459
Lines of credit, current portion	$ (75,000)	(75,000)	(76,459)
Lines of credit, long-term portion		0	0
TVP Investments [Member]
Lines of credit		75,000	75,000
Wells Fargo [Member]
Lines of credit		$ 0	$ 1,459